Goodwill and Finite Life Intangibles Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Identified Intangible Assets

Identified intangible assets are summarized as follows:

	Amortizable	June 30, 2016
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$783,631	$(591,933)	$191,698
Proprietary Software	3	917,000	(711,626)	205,374
Total identified intangible assets		$1,700,631	$(1,303,559)	$397,072

	Amortizable	December 31, 2015
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$783,631	$(510,201)	$273,430
Proprietary Software	3	917,000	(558,794)	358,206
Total identified intangible assets		$1,700,631	$(1,068,995)	$631,636

Identified intangible assets are summarized as follows:

	Amortizable	December 31, 2015
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$783,631	$(510,201)	$273,430
Proprietary Software	3	917,000	(558,794)	358,206
Total identified intangible assets		$1,700,631	$(1,068,995)	$631,636

	Amortizable	December 31, 2014
	Period	Gross	Accumulated	Net
	(years)	Assets	Amortization	Assets
Customer Contracts	3 - 5	$1,000,000	$(226,869)	$773,131
Proprietary Software	3	917,000	(253,130)	663,870
Total identified intangible assets		$1,917,000	$(479,999)	$1,437,001

Schedule of Amortization Expense for Identified Intangible Assets

Amortization expense for identified intangible assets is summarized below:

					Statement of
	Three Months Ended		Six Months Ended		Operations
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015	Classification
Customer Contracts	$40,865	$70,833	$81,732	141,666	Cost of Revenue
Proprietary Software	76,416	76,416	152,832	152,832	Cost of Revenue
Total amortization on identified intangible assets	$117,281	$147,249	$234,564	$294,498

Amortization expense for identified intangible assets is summarized below:

			Statement of
	Year Ended		Operations
	December 31, 2015	December 31, 2014	Classification
Customer Contracts	$283,332	$226,869	Cost of Revenue
Proprietary Software	305,664	253,130	Cost of Revenue
Total amortization on identified intangible assets	$588,996	$479,999

Schedule of Future Amortization Expense

Based on the identified intangible assets recorded at June 30, 2016, future amortization expense is expected to be as follows:

Six months ending December 31, 2016	$234,566
2017	114,429
2018	38,461
2019	9,616
$397,072

Based on the identified intangible assets recorded at December 31, 2015, future amortization expense is expected to be as follows:
2016	$469,000
2017	114,000
2018	39,000
2019	10,000
$632,000